Leases - Narrative (Details) $ in Millions		12 Months Ended
	Feb. 01, 2019 USD ($) contract	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease liability		$ 25
Operating lease, right-of-use asset		$ 22
Compressor | Midcon Compression, L.L.C.
Lessee, Lease, Description [Line Items]
Lease terms			38 months
Wildhorse resource development corporation
Lessee, Lease, Description [Line Items]
Operating lease liability	$ 40
Operating lease, right-of-use asset	38
Lease incentive	$ 2
Number of leases | contract	2
Minimum
Lessee, Lease, Description [Line Items]
Lease, remaining lease term		1 month
Maximum
Lessee, Lease, Description [Line Items]
Lease, remaining lease term		7 years